(7) TAXES RECOVERABLE	12 Months Ended
Dec. 31, 2017
Taxes Recoverable
TAXES RECOVERABLE

	Dec 31, 2017	Dec 31, 2016
Current
Prepayments of social contribution - CSLL	7,257	14,141
Prepayments of income tax - IRPJ	21,887	35,534
Income tax and social contribution to be offset	59,658	94,268
Income tax and social contribution recoverable	88,802	143,943

Withholding income tax - IRRF on interest on capital	43,841	3,642
Withholding income tax - IRRF	103,277	115,189
State VAT - ICMS to be offset	104,843	82,090
Social Integration Program - PIS	8,447	9,062
Contribution for Social Security Funding - COFINS	37,699	39,984
National Social Security Institute - INSS	7,597	6,374
Others	541	3,564
Other taxes recoverable	306,244	259,905

Total current	395,046	403,848

Noncurrent
Social contribution to be offset - CSLL	58,856	55,498
Income tax to be offset - IRPJ	2,608	10,037
Income tax and social contribution recoverable	61,464	65,535

State VAT - ICMS to be offset	159,624	122,415
Social Integration Program - PIS	1,024	800
Contribution for Social Security Funding - COFINS	4,719	3,687
Others	6,613	5,849
Other taxes recoverable	171,980	132,751

Total noncurrent	233,444	198,286

Withholding income tax - IRRF – relates mainly to IRRF on financial investments.

Social contribution to be offset – CSLL – In noncurrent, refers basically to the final unappealable favorable decision in a lawsuit filed by the subsidiary CPFL Paulista. The subsidiary CPFL Paulista is awaiting the authorization for utilization of credit from the Federal Revenue in order to carry out its subsequent offset.

State VAT - ICMS to be offset – In noncurrent, the balance refers mainly to the credit recorded on purchase of assets that results in the recognition of property, plant and equipment, intangible assets and financial assets.